Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases
16.	Leases
Right-of-use
assets consist of the following:

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Buildings	12,849	12,409
Laboratory equipment	284	392
IT and telecommunication	59	90
Vehicles	116	126
Other assets	—	16

Total	13,308	13,033

Lease liabilities consist of the following:

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Lease liabilities – current	2,604	2,159
Lease liabilities – non-current	12,798	12,403

Total	15,402	14,562

Additions to the right-of-use assets and liabilities were €4.3 million and €6.7 million for the year ended December 31, 2023 and 2022, respectively.
Currency translation differences included in right-of-use assets were €0.3 million and €0.1 million for the year ended December 31, 2023 and 2022, respectively.
Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets are recognized on a straight-line basis as an expense. Short-term leases are leases with a lease term of 12 months or less. Low-value assets have a value of less than €5 thousand. For the year ended December 31, 2023, the expenses relating to short-term leases included an interim lease in connection with the intended move into our GMP facility in Houston.
Expenses related to right-of-use assets and lease liabilities consist of the following:

	Year ended December 31,
Depreciation expenses of right-of-use assets	2023	2022	2021
	(Euros in thousands)
Buildings	(3,265)	(3,151)	(2,199)
Laboratory equipment	(360)	(277)	(162)
IT and telecommunication	(26)	(103)	(98)
Vehicles	(72)	(66)	(59)
Other assets	—	(23)	(8)

Total	(3,723)	(3,620)	(2,526)

Interest expenses from leases	(801)	(613)	(288)
Expenses relating to short-term leases	(1,548)	(144)	(60)
Expenses relating to low-value assets	(86)	(46)	(35)
The total cash payments for leases were €4.8 million, €3.6 million and €3.2 million for the years ended December 31, 2023, 2022 and 2021, respectively.
As of December 31, 2023, the Group has committed lease payments associated with lease liabilities of €19.3 million, of which €4.9 million will occur in the next 12 months. The remaining lease payments will occur between January 1, 2025 and June 30, 2033.
The Group has several lease contracts that include extension options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs. Management exercises judgement in determining whether these extension options are reasonably certain to be exercised.
The undiscounted potential future lease payments, which relate to periods after the exercise date of renewal options and are not included in lease liabilities, amount up to €28.0 million until 2043 for the year ended December 31, 2023 and up to €24.6 million until 2043 for the year ended December 31, 2022. For commitments for future lease payments, refer to Note 22.